Related Party Balances and Transactions (Details) - Schedule of Accounts Receivable from a Related Party		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts Receivable From Related Party [Member]
Related Party Transaction [Line Items]
Related party amount				¥ 1,676,016
Accounts Receivable From Related Party [Member] | Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship		43% shares owned by JYD YCKJ’s 48% interest minor shareholder	43% shares owned by JYD YCKJ’s 48% interest minor shareholder
Nature		Logistic services	Logistic services
Related party amount				1,676,016
Other Receivable from Related Parties [Member]
Related Party Transaction [Line Items]
Related party amount		¥ 164,858	$ 23,276
Other Receivable from Related Parties [Member] | Winpass Logistics (HK) Co., Limited (“Winpass”) One [Member]
Related Party Transaction [Line Items]
Relationship		100% controlled by Xiaohua Jia	100% controlled by Xiaohua Jia
Nature		Net collection on behalf of the Group	Net collection on behalf of the Group
Related party amount		¥ 125,049	$ 17,656
Other Receivable from Related Parties [Member] | Shenzhen Zhongshun Jiean Estate Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship		90% owned by Bao BingBing, management of JYD NJWL	90% owned by Bao BingBing, management of JYD NJWL
Nature		Rent deposit	Rent deposit
Related party amount		¥ 39,809	$ 5,620
Accounts Payable to Related Parties [Member]
Related Party Transaction [Line Items]
Related party amount		¥ 6,666,458	$ 941,231	7,425,184
Accounts Payable to Related Parties [Member] | Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Relationship		100% controlled by Xiaohua Jia	100% controlled by Xiaohua Jia
Nature		Logistic services	Logistic services
Related party amount		¥ 418,266	$ 59,055	240,175
Accounts Payable to Related Parties [Member] | Cargo Link Logistics HK Company Limited [Member]
Related Party Transaction [Line Items]
Relationship		Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Nature		Logistic services	Logistic services
Related party amount		¥ 6,248,192	$ 882,176	7,185,009
Loan Payable to Related Party [Member]
Related Party Transaction [Line Items]
Related party amount		¥ 3,000,000	$ 423,567
Loan Payable to Related Party [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Transaction [Line Items]
Relationship	[1]	40% owned by Bin Li	40% owned by Bin Li
Nature		Loan	Loan
Related party amount		¥ 3,000,000	$ 423,567
Others Payable to Related Parties [Member]
Related Party Transaction [Line Items]
Related party amount		¥ 8,516,645	$ 1,202,457	2,477,658
Others Payable to Related Parties [Member] | Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Relationship		100% controlled by Xiaohua Jia	100% controlled by Xiaohua Jia
Nature		Net payments on behalf of the Group	Net payments on behalf of the Group
Related party amount				1,371,882
Others Payable to Related Parties [Member] | Cargo Link Logistics HK Company Limited One [Member]
Related Party Transaction [Line Items]
Relationship		Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Nature	[2]	Net payments on behalf of the Group (a)	Net payments on behalf of the Group (a)
Related party amount		¥ 686,609	$ 96,941	663,976
Others Payable to Related Parties [Member] | Bin Li [Member]
Related Party Transaction [Line Items]
Relationship		Management of JYD SXGYL	Management of JYD SXGYL
Nature	[1]	Interest Payable (b)	Interest Payable (b)
Related party amount		¥ 30,000	$ 4,236	441,800
Others Payable to Related Parties [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) One [Member]
Related Party Transaction [Line Items]
Relationship		40% owned by Bin Li	40% owned by Bin Li
Nature	[1]	Interest Payable (b)	Interest Payable (b)
Related party amount		¥ 24,643	$ 3,479
Others Payable to Related Parties [Member] | Shenzhen Zhongshun Jiean Estate Management Co., Ltd (“Zhongshun”) [Member]
Related Party Transaction [Line Items]
Relationship		90% owned by BingBing Bao, management of JYD NJWL	90% owned by BingBing Bao, management of JYD NJWL
Nature	[3]	Rent payable (c)	Rent payable (c)
Related party amount		¥ 7,775,393	$ 1,097,801
Others Payable to Shareholders [Member]
Related Party Transaction [Line Items]
Related party amount		¥ 37,029	$ 5,228	6,980,836
Others Payable to Shareholders [Member] | Xiaogang Geng [Member]
Related Party Transaction [Line Items]
Relationship		Shareholder and CEO	Shareholder and CEO
Nature
Related party amount		¥ 16,465	$ 2,325
Others Payable to Shareholders [Member] | Xiaogang Geng [Member]
Related Party Transaction [Line Items]
Relationship		Shareholder and CEO	Shareholder and CEO
Nature		Dividend	Dividend
Related party amount				6,225,000
Others Payable to Shareholders [Member] | Xiaohua Jia [Member]
Related Party Transaction [Line Items]
Relationship		Shareholder	Shareholder
Nature		Dividend	Dividend
Related party amount				712,500
Others Payable to Shareholders [Member] | Qing Wang [Member]
Related Party Transaction [Line Items]
Relationship		Shareholder	Shareholder
Nature		Business Reimbursement Payable	Business Reimbursement Payable
Related party amount		¥ 20,564	$ 2,903	43,336
Loans Payable to Shareholders [Member]
Related Party Transaction [Line Items]
Related party amount		¥ 823,265	$ 116,236
Loans Payable to Shareholders [Member] | Xiaogang Geng [Member]
Related Party Transaction [Line Items]
Relationship		Shareholder and CEO	Shareholder and CEO
Nature	[2]	Loan (a)	Loan (a)
Related party amount		¥ 823,265	$ 116,236
Other payable – shareholders - non-current [Member]
Related Party Transaction [Line Items]
Related party amount		¥ 6,937,500	$ 979,499
Other payable – shareholders - non-current [Member] | Xiaohua Jia [Member]
Related Party Transaction [Line Items]
Relationship		Shareholder	Shareholder
Nature		Dividend	Dividend
Related party amount		¥ 712,500	$ 100,597
Other payable – shareholders - non-current [Member] | Xiaogang Geng [Member]
Related Party Transaction [Line Items]
Relationship		Shareholder and CEO	Shareholder and CEO
Nature		Dividend	Dividend
Related party amount		¥ 6,225,000	$ 878,902
Shareholder Transaction [Member] | Xiaogang Geng [Member]
Related Party Transaction [Line Items]
Nature		Interest expenses of a loan	Interest expenses of a loan
Related party amount		¥ 16,465	$ 2,325
Shareholder Transaction [Member] | Dun Zhao (Director and CMO) [Member]
Related Party Transaction [Line Items]
Nature		Interest expenses of a loan	Interest expenses of a loan
Related party amount				20,000	40,000
Material Related Party Transactions [Member] | Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship		43% shares owned by JYD YCKJ’s 48% interest minor shareholder	43% shares owned by JYD YCKJ’s 48% interest minor shareholder
Nature		Provided logistic services	Provided logistic services
Related party amount		¥ 196,575	$ 27,754	2,078,746
Material Related Party Transactions [Member] | Shenzhen Zhongshun Jiean Estate Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship		90% owned by Bao BingBing, management of JYD NJWL	90% owned by Bao BingBing, management of JYD NJWL
Nature		Rent of offices and warehouses	Rent of offices and warehouses
Related party amount		¥ 14,469,603	$ 2,042,950
Material Related Party Transactions [Member] | Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Relationship		100% controlled by Xiaohua Jia	100% controlled by Xiaohua Jia
Nature		Purchase of logistic services	Purchase of logistic services
Related party amount		¥ 549,714	$ 77,614	1,386,915	4,514,552
Material Related Party Transactions [Member] | Cargo Link Logistics HK Company Limited [Member]
Related Party Transaction [Line Items]
Relationship		Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Nature		Purchase of logistic services	Purchase of logistic services
Related party amount		¥ 62,063,334	$ 8,762,666	121,455,797	185,858,692
Material Related Party Transactions [Member] | Cargo Link Logistics HK Company Limited One [Member]
Related Party Transaction [Line Items]
Relationship		Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Nature		Provided logistic services	Provided logistic services
Related party amount				462,740	14,141,548
Material Related Party Transactions [Member] | Bin Li [Member]
Related Party Transaction [Line Items]
Relationship		Supervisor of JYD SXGYL	Supervisor of JYD SXGYL
Nature		Interest expenses of a loan	Interest expenses of a loan
Related party amount		¥ 30,000	$ 4,236
Material Related Party Transactions [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) One [Member]
Related Party Transaction [Line Items]
Relationship		40% owned by Bin Li	40% owned by Bin Li
Nature		Interest expenses of a loan	Interest expenses of a loan
Related party amount		¥ 24,643	$ 3,479
Material Related Party Transactions [Member] | Cargo LINK Logistics (SHENZHEN) Company Limited [Member]
Related Party Transaction [Line Items]
Relationship		Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Nature		Purchase of logistic services	Purchase of logistic services
Related party amount					2,672,803
Material Related Party Transactions [Member] | Shenzhen Feijia Supply Chain Management Co., Ltd One [Member]
Related Party Transaction [Line Items]
Relationship		43% shares owned by JYD YCKJ’s 48% interest minor shareholder	43% shares owned by JYD YCKJ’s 48% interest minor shareholder
Nature		Purchase of equipment	Purchase of equipment
Related party amount		¥ 108,407	$ 15,306	441,800
Material Related Party Transactions [Member] | Shenzhen Feijia Supply Chain Management Co., Ltd Two [Member]
Related Party Transaction [Line Items]
Relationship		43% shares owned by JYD YCKJ’s 48% interest minor shareholder	43% shares owned by JYD YCKJ’s 48% interest minor shareholder
Nature		Penalty for early termination of lease	Penalty for early termination of lease
Related party amount		¥ 835,527	$ 117,967
Material Related Party Transactions [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship		40% owned by Bin Li	40% owned by Bin Li
Nature		Provided logistic services	Provided logistic services
Related party amount		¥ 4,749	$ 670
Material Related Party Transactions [Member] | Minfang Cheng [Member]
Related Party Transaction [Line Items]
Relationship		Legal representative of JYD XYX	Legal representative of JYD XYX
Nature		Interest expenses of a loan	Interest expenses of a loan
Related party amount				¥ 6,000	¥ 12,000

[1]	On November 15, 2023, the Group borrowed short-term loans from Li Bin and Renrui each of RMB3,000,000 (US$423,567), with loan term of 20 days and 55 days, respectively. Interest was RMB30,000 for each loan. The principal of RMB3,000,000 (USD423,567) from Li Bin was fully repaid in December 2023, and the interest was repaid in January 2024.
[2]	For the years ended December 31, 2021 and 2022, Cargo Link paid on behalf of the Group in a total amount of RMB364,588 and RMB153,101, respectively. The balance change from 2022 to 2023 of RMB12,185 (US$1,720) was mainly due to foreign exchange differences.,
[3]	In May 2023, the Group signed a 7-month lease agreement with Zhongshun for its offices and warehouses. As of December 31, 2023, rent payable of RMB7,775,393 (US$1,097,801) was outstanding.